Investments in Associates and Joint Ventures - Reconciliations of Financial Information of Significant Associates to Carrying Amounts of Investments in Associates in the Consolidated Financial Statements (Detail) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [Line Items]
Carrying amount	₩ 1,883,579	₩ 2,188,096
HanaCard Co., Ltd. [member]
Disclosure of associates [Line Items]
Net assets		₩ 2,029,007
Ownership interests (%)		15.00%
Net assets attributable to ownership interests		₩ 304,351
Cost-book value differentials		45,515
Carrying amount		349,866
Korea IT fund [member]
Disclosure of associates [Line Items]
Net assets	₩ 512,936	₩ 536,804
Ownership interests (%)	63.30%	63.30%
Net assets attributable to ownership interests	₩ 324,860	₩ 339,976
Carrying amount	324,860	339,976
SK China Company Ltd. [member]
Disclosure of associates [Line Items]
Net assets	₩ 2,920,248	₩ 2,603,336
Ownership interests (%)	27.30%	27.30%
Net assets attributable to ownership interests	₩ 796,387	₩ 709,961
Cost-book value differentials	83,140	83,793
Carrying amount	879,527	793,754
SK South East Asia Investment Pte Ltd [member]
Disclosure of associates [Line Items]
Net assets	₩ 1,787,685	₩ 1,743,908
Ownership interests (%)	20.00%	20.00%
Net assets attributable to ownership interests	₩ 357,537	₩ 348,782
Carrying amount	₩ 357,537	₩ 348,782